CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Research and development	$ 8,582	$ 9,181	$ 24,720	$ 23,387	$ 31,767	$ 25,618
General and administrative	1,733	1,364	6,094	3,889	5,180	3,713
Total operating expenses	10,315	10,545	30,814	27,276	36,947	29,331
Loss from operations	10,315	10,545	30,814	27,276	36,947	29,331
Other income
Other income, net	344	261	1,033	559	800	216
Net loss	(9,971)	(10,284)	(29,781)	(26,717)	(36,147)	(29,115)
Other comprehensive income/(loss)	(15)	(4)	17	(4)	(4)
Total comprehensive loss	$ (9,956)	$ (10,288)	$ (29,764)	$ (26,721)	$ (36,151)	$ (29,115)
Net loss per share, basic and diluted	$ (12.41)	$ (15.90)	$ (40.15)	$ (45.11)	$ (58.09)	$ (67.45)
Weighted average number of shares used in computing net loss per share, basic and diluted	803,229	646,800	741,711	592,237	622,289	431,679
Pro Forma [Member]
Other income
Net loss per share, basic and diluted					$ (2.50)
Weighted average number of shares used in computing net loss per share, basic and diluted					14,461,086